SHARE-BASED COMPENSATION (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended															1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Minimum	Dec. 31, 2013 Options and SARs USD ($)	Dec. 31, 2012 Options and SARs USD ($)	Dec. 31, 2011 Options and SARs USD ($)	Dec. 31, 2013 Options and SARs Minimum	Dec. 31, 2012 Options and SARs Minimum	Dec. 31, 2011 Options and SARs Minimum	Dec. 31, 2013 Options and SARs Maximum	Dec. 31, 2012 Options and SARs Maximum	Dec. 31, 2011 Options and SARs Maximum	Jan. 29, 2001 2001 Plan	Oct. 31, 2012 2007 Plan	Dec. 31, 2013 2007 Plan	Dec. 31, 2013 2007 Plan Options USD ($)	Dec. 31, 2013 2007 Plan SARs USD ($)	Dec. 31, 2013 2007 Plan SARs RUB	Dec. 31, 2013 2007 Plan RSUs
SHARE-BASED COMPENSATION
Number of options authorized for issuance to employees (in shares)															36,909,292
Maximum percentage of issued share capital authorized for issuance of share based awards																			10.00%	10.00%
Additional share-based compensation cost	$ 23.1	754.0	376.0	329.0															$ 0	0
Vesting period																	4 years
Percentage of options vesting after one year																	25.00%
Vesting period for specific portion of awards																	1 year
Period after the first year during which award vests quarterly																	3 years
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant																	3 months
Maximum term of awards granted under the plan																	10 years
Exchange ratio of SARs and options for RSUs																2
Total number of awards exchanged (in shares)																692,855
Weighted average assumptions used in the BSM pricing model for grants made
Expected annual volatility (as a percent)						49.00%	54.00%	65.00%
Risk-free interest rate (as a percent)						1.77%	0.78%	1.60%
Expected life of the awards									5 years 5 months 8 days	5 years 6 months 4 days	6 years 1 month 13 days	7 years 14 days	7 years 7 days	6 years 2 months 1 day
Weighted-average grant date fair value of awards (in dollars per share)						$ 15.93	$ 10.13	$ 12.82
Requisite service period					1 year
Quantity
Outstanding at the beginning of the period (in shares)																		10,133,771
Granted (in shares)																		28,000
Exercised (in shares)																		(4,019,986)
Forfeited (in shares)																		(115,143)
Cancelled (in shares)																		(7,250)
Outstanding at the end of the period (in shares)																		6,019,392
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)																		$ 4.42
Granted (in dollars per share)																		$ 27.74
Exercised (in dollars per share)																		$ 3.46
Forfeited (in dollars per share)																		$ 6.32
Cancelled (in dollars per share)																		$ 5.91
Outstanding at the end of the period (in dollars or euros per share)																		$ 5.13
Quantity
Outstanding at the beginning of the period (in shares)																			901,265	901,265	1,871,703
Granted (in shares)																			805,000	805,000	1,311,780
Exercised (in shares)																			(87,963)	(87,963)	(182,147)
Forfeited (in shares)																			(5,388)	(5,388)	(104,103)
Cancelled (in shares)																			(250)	(250)	(131)
Outstanding at the end of the period (in shares)																			1,612,664	1,612,664	2,897,102
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)																			$ 20.21
Granted (in dollars per share)																			$ 33.29
Exercised (in dollars per share)																			$ 19.82
Forfeited (in dollars per share)																			$ 20.99
Cancelled (in dollars per share)																			$ 20.99
Outstanding at the end of the period (in dollars per share)																			$ 26.75